Annual Total Returns [BarChart] - American Funds Balanced Allocation Portfolio - Class B	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(1.79%)
Annual Return 2012	13.80%
Annual Return 2013	18.91%
Annual Return 2014	6.38%
Annual Return 2015	(0.33%)
Annual Return 2016	8.04%
Annual Return 2017	17.19%
Annual Return 2018	(3.95%)
Annual Return 2019	19.88%
Annual Return 2020	15.84%